Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases
15.	LEASES
Set out below, are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Fulfillment and sorting centers	Office premises	Pick-up points	Vehicles	Total	Lease liabilities
As at January 1, 2020	3,689	3,760	1,084	736	9,269	9,609
Additions	5,931	435	1,503	574	8,443	8,275
Remeasurement / modification	145	—	(2)	—	143	143
Change in use of leased premises	518	(518)	—	—	—	—
Disposals	(25)	(6)	(232)	—	(263)	(275)
Forgiveness of lease payments	—	—	—	—	—	(21)
Depreciation expense	(1,320)	(647)	(682)	(364)	(3,013)	—
Interest expense	—	—	—	—	—	1,299
Payments	—	—	—	—	—	(3,540)

As at December 31, 2020	8,938	3,024	1,671	946	14,579	15,490

Additions	15,935	2,845	150	1,719	20,649	20,440
Remeasurement / modification *	9,379	2,190	110	(12)	11,667	11,490
Disposals	(126)	(80)	(259)	—	(465)	(508)
Depreciation expense	(3,679)	(1,508)	(730)	(571)	(6,488)	—
Interest expense	—	—	—	—	—	2,856
Payments	—	—	—	—	—	(7,297)
Translation difference	(2)	—	—	—	(2)	(4)

As at December 31, 2021	30,445	6,471	942	2,082	39,940	42,467

*	i ncluding new facilities within the existing lease contracts
The Group recognized variable lease payments of 402 for the year ended December 31, 2021 (2020: 169).
Lease commitments
The Group entered into lease contracts for offices, fulfillment and sorting centers that have not yet commenced as at December 31, 2021. The lease terms are from 9 months to 14 years. The future undiscounted lease payments for these lease contracts are as follows:

	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
December 31, 2021	4,611	19,176	18,273	45,311	87,371
December 31, 2020	848	6,175	6,730	5,368	19,121
The Group had security deposits related to lease agreements which amounted to 2,101 and 746 as at December 31, 2021 and December 31, 2020, respectively.